Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000202617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	10.98%	(4.05%)	1.32%
C000202616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000103967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	30.47%	6.50%		7.49%
C000103969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000103968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	34.37%	6.64%		7.14%
C000103972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000147183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	1.90%	4.13%		9.58%
C000147182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000147177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	4.65%	4.25%		9.22%
C000107480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	14.51%	12.07%		14.38%
C000107477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000107481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	17.72%	12.20%		14.01%
C000107482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000202617
Average Annual Return [Line Items]
Average Annual Return, Percent	15.93%	(3.21%)	1.87%
Without Sales Load [Member] | C000202616
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	(2.97%)	2.12%
Without Sales Load [Member] | C000103967
Average Annual Return [Line Items]
Average Annual Return, Percent	36.32%	7.44%		7.96%
Without Sales Load [Member] | C000103969
Average Annual Return [Line Items]
Average Annual Return, Percent	36.68%	7.71%		8.22%
Without Sales Load [Member] | C000103968
Average Annual Return [Line Items]
Average Annual Return, Percent	35.37%	6.64%		7.14%
Without Sales Load [Member] | C000103972
Average Annual Return [Line Items]
Average Annual Return, Percent	36.58%	7.70%		8.21%
Without Sales Load [Member] | C000147183
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%	5.03%		10.06%
Without Sales Load [Member] | C000147182
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	5.31%		10.34%
Without Sales Load [Member] | C000147177
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	4.25%		9.22%
Without Sales Load [Member] | C000107480
Average Annual Return [Line Items]
Average Annual Return, Percent	19.59%	13.05%		14.87%
Without Sales Load [Member] | C000107477
Average Annual Return [Line Items]
Average Annual Return, Percent	19.89%	13.32%		15.16%
Without Sales Load [Member] | C000107481
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%	12.20%		14.01%
Without Sales Load [Member] | C000107482
Average Annual Return [Line Items]
Average Annual Return, Percent	19.95%	13.34%		15.17%
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	9.54%	(4.05%)	2.07%
MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	9.54%	(4.05%)	2.07%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	43.51%	7.20%		10.07%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	43.51%	7.20%		10.07%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	43.51%	7.20%		10.07%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	43.51%	7.20%		10.07%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.67%	10.98%		12.78%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.67%	10.98%		12.78%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.67%	10.98%		12.78%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%		15.51%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%		15.51%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%		15.51%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.33%	13.41%		15.51%